N-2 $ in Millions	Oct. 06, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001837532
Amendment Flag	false
Securities Act File Number	814-01424
Document Type	8-K
Entity Registrant Name	Apollo Debt Solutions BDC
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On October 6, 2023 (the “Closing Date”), Merlin Funding LLC (“Merlin Funding”), a Delaware limited liability company and newly formed wholly-owned subsidiary of Apollo Debt Solutions BDC, a Delaware statutory trust (the “Company” or “us”), entered into a credit agreement (the “Merlin Funding Credit Agreement”), with Merlin Funding, as borrower, the Company, in its capacity as subordinated lender, the lenders from time to time parties thereto, Morgan Stanley Senior Funding, Inc., as administrative agent (in such capacity, the “Administrative Agent”) and as a lender, and Deutsche Bank National Trust Company, as collateral agent (in such capacity, the “Collateral Agent”), account bank and collateral custodian. From time to time Merlin Funding expects to use amounts borrowed under the Merlin Funding Credit Agreement to acquire eligible assets from the secondary market, composed primarily of first priority broadly syndicated corporate loans, to ramp-up
a portfolio of assets to be pledged as collateral for a future collateralized loan obligation transaction (the “Merlin Funding Debt Securitization”), which is expected to be arranged by an affiliate of the Administrative Agent. The Company retains a residual interest in assets acquired by Merlin Funding through its ownership of the limited liability company interests of Merlin Funding and its subordinated loans issued under the Merlin Funding Credit Agreement. The maximum principal amount of the Merlin Funding Credit Agreement, which can be drawn upon by Merlin Funding subject to certain conditions in the Merlin Funding Credit Agreement, is $80 million as of the Closing Date, and can be increased up to $450 million following the pricing date of the Merlin Funding Debt Securitization.

Long Term Debt, Title [Text Block]	Merlin Funding Credit Agreement
Long Term Debt, Structuring [Text Block]
The Merlin Funding Credit Agreement provides for the ability to draw and re-draw
revolving loans under the Merlin Funding Credit Agreement for a period of up to two years after the Closing Date unless the commitments are terminated sooner as provided in the Merlin Funding Credit Agreement (the “Merlin Funding Commitment Termination Date”). Unless otherwise terminated, the Merlin Funding Credit Agreement will mature on the date which is three years after the Closing Date (the “Merlin Funding Warehouse Final Maturity Date”). Prior to the Merlin Funding Warehouse Final Maturity Date, proceeds received by Merlin Funding from principal and interest, dividends, or fees on assets must be used to pay fees, expenses and interest on outstanding borrowings. On the Merlin Funding Final Maturity Date, Merlin Funding must pay in full all outstanding fees and expenses and all principal and interest on outstanding borrowings, and the excess may be returned to the Company or to Merlin Funding for use in the manner required under the Merlin Funding Debt Securitization documents, as described in the Merlin Funding Security Agreement (defined below).
Under the Merlin Funding Credit Agreement, Merlin Funding is permitted to borrow amounts in U.S. dollars. Amounts drawn under the Merlin Funding Credit Agreement will bear interest at the
1-month
secured overnight financing rate published by the Federal Reserve Bank of New York (the “Term SOFR”), in each case, plus a margin. Borrowings under the Merlin Funding Credit Agreement bear interest at Term SOFR plus a spread of (x) to and excluding October 6, 2025, 1.60%, (y) from October 6, 2025 and prior to April 6, 2026, 2.20% and (z) from April 6, 2026 and thereafter, 2.40%. The Merlin Funding Credit Agreement contains customary covenants, including certain limitations on the activities of Merlin Funding, including limitations on incurrence of incremental indebtedness and customary events of default. The lenders under the Merlin Funding Credit Agreement are secured by a perfected first priority security interest in the assets of Merlin Funding and on any payments received by Merlin Funding in respect of those assets. Pursuant to a security agreement dated as of the Closing Date (the “Merlin Funding Security Agreement”), by and among Merlin Funding, the Administrative Agent and the Collateral Agent, Merlin Funding pledged its assets to the Collateral Agent for the benefit of the lenders under the Merlin Funding Credit Agreement. The assets pledged to the Collateral Agent pursuant to the Merlin Funding Security Agreement will not be available to pay the debts of the Company.
Pursuant to a warehouse collateral management agreement dated as of the Closing Date (the “Merlin Funding Collateral Management Agreement”), by and between Merlin Funding and the Company, the Company was appointed as warehouse collateral manager of Merlin Funding. The Company is not entitled to receive a fee for its services under the Merlin Funding Collateral Management Agreement and is performing its services in order to facilitate the Merlin Funding Debt Securitization.

Merlin Funding Credit Agreement [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	$ 80
Merlin Funding Debt Securitization [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	$ 450